Schedule of Investments (unaudited) December 31, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 61.3%
2U Inc.(a)(b)	152,527	$3,659,123
8x8 Inc.(a)(b)	240,837	4,407,317
ACI Worldwide Inc.(a)(b)	277,754	10,522,710
Adobe Inc.(a)(b)	777,628	256,469,491
Alarm.com Holdings Inc.(a)(b)	87,534	3,761,336
Altair Engineering Inc., Class A(a)(b)	92,395	3,317,904
Alteryx Inc., Class A(a)(b)	117,066	11,714,795
Anaplan Inc.(a)(b)	206,757	10,834,067
ANSYS Inc.(a)(b)	205,652	52,936,881
Appfolio Inc., Class A(a)(b)	34,681	3,813,176
Aspen Technology Inc.(a)(b)	163,886	19,818,734
Autodesk Inc.(a)	528,709	96,996,953
Avalara Inc.(a)(b)	157,815	11,559,949
Avaya Holdings Corp.(a)	267,128	3,606,228
Benefitfocus Inc.(a)(b)	71,413	1,566,801
Blackbaud Inc.(b)	118,187	9,407,685
Blackline Inc.(a)(b)	102,945	5,307,844
Bottomline Technologies DE Inc.(a)	91,579	4,908,634
Box Inc., Class A(a)(b)	359,190	6,027,208
Cadence Design Systems Inc.(a)(b)	674,225	46,764,246
CDK Global Inc.	291,707	15,950,539
Ceridian HCM Holding Inc.(a)(b)	242,188	16,439,721
Cision Ltd.(a)(b)	217,638	2,169,851
Citrix Systems Inc.	294,117	32,617,575
Cloudera Inc.(a)(b)	591,364	6,877,563
Cornerstone OnDemand Inc.(a)	126,928	7,431,634
Coupa Software Inc.(a)(b)	151,013	22,085,651
Descartes Systems Group Inc. (The)(a)(b)	202,202	8,638,069
DocuSign Inc.(a)(b)	301,515	22,345,277
Dropbox Inc., Class A(a)	518,670	9,289,380
Dynatrace Inc.(a)	155,690	3,938,957
Ebix Inc.	53,498	1,787,368
Elastic NV(a)(b)	78,596	5,053,723
Envestnet Inc.(a)(b)	126,088	8,779,507
Everbridge Inc.(a)(b)	81,195	6,339,706
Fair Isaac Corp.(a)(b)	69,592	26,074,731
Five9 Inc.(a)(b)	146,768	9,625,045
Guidewire Software Inc.(a)(b)	198,419	21,780,454
HubSpot Inc.(a)(b)	96,722	15,330,437
Instructure Inc.(a)(b)	81,270	3,918,027
Intuit Inc.	625,479	163,831,715
j2 Global Inc.	111,234	10,423,738
LivePerson Inc.(a)(b)	147,936	5,473,632
LogMeIn Inc.	117,289	10,056,359
Manhattan Associates Inc.(a)(b)	153,540	12,244,815
MicroStrategy Inc., Class A(a)	19,781	2,821,364
New Relic Inc.(a)(b)	120,071	7,889,865
Nuance Communications Inc.(a)(b)	679,091	12,108,193
Nutanix Inc., Class A(a)(b)	350,666	10,961,819
Open Text Corp.(b)	649,225	28,611,346
Paycom Software Inc.(a)(b)	117,872	31,207,791
Paylocity Holding Corp.(a)(b)	86,154	10,409,126
Pegasystems Inc.	91,501	7,288,055
Pluralsight Inc., Class A(a)(b)	198,123	3,409,697
PROS Holdings Inc.(a)	93,146	5,581,308
PTC Inc.(a)(b)	249,762	18,704,676
Q2 Holdings Inc.(a)(b)	105,303	8,537,967
RealPage Inc.(a)(b)	191,455	10,290,706

Security	Shares	Value

Application Software (continued)
RingCentral Inc., Class A(a)(b)	180,204	$30,395,009
salesforce.com Inc.(a)	1,500,677	244,070,107
Smartsheet Inc., Class A(a)(b)	218,935	9,834,560
Splunk Inc.(a)(b)	370,896	55,549,094
SPS Commerce Inc.(a)(b)	83,713	4,639,375
SS&C Technologies Holdings Inc.	528,275	32,436,085
SVMK Inc.(a)(b)	217,631	3,889,066
Synopsys Inc.(a)	361,221	50,281,963
Trade Desk Inc. (The), Class A(a)(b)	95,725	24,867,441
Tyler Technologies Inc.(a)(b)	93,681	28,106,174
Verint Systems Inc.(a)(b)	160,450	8,882,512
Workday Inc., Class A(a)(b)	394,086	64,807,443
Workiva Inc.(a)(b)	90,880	3,821,504
Yext Inc.(a)(b)	224,870	3,242,625
Zendesk Inc.(a)(b)	269,551	20,655,693
Zoom Video Communications Inc., Class A(a)	61,793	4,204,396

		1,763,409,516

Interactive Home Entertainment — 8.1%
Activision Blizzard Inc.	1,846,017	109,690,330
Electronic Arts Inc.(a)	701,551	75,423,748
Take-Two Interactive Software Inc.(a)(b)	271,949	33,294,716
Zynga Inc., Class A(a)(b)	2,272,941	13,910,399

		232,319,193

Interactive Media & Services — 1.0%
Snap Inc., Class A, NVS(a)	1,887,575	30,824,100

Systems Software — 29.4%
Appian Corp.(a)	82,548	3,154,159
BlackBerry Ltd.(a)(b)	1,186,288	7,615,969
CommVault Systems Inc.(a)	101,054	4,511,051
FireEye Inc.(a)(b)	520,819	8,609,138
ForeScout Technologies Inc.(a)(b)	87,720	2,877,216
Fortinet Inc.(a)(b)	341,107	36,416,583
Microsoft Corp.	1,552,535	244,834,769
NortonLifeLock Inc.	1,377,812	35,161,762
Oracle Corp.	4,214,116	223,263,866
Palo Alto Networks Inc.(a)(b)	235,395	54,435,094
Progress Software Corp.	107,615	4,471,403
Proofpoint Inc.(a)(b)	135,655	15,570,481
Qualys Inc.(a)(b)	80,096	6,677,604
Rapid7 Inc.(a)(b)	105,616	5,916,608
SailPoint Technologies Holding Inc.(a)(b)	203,643	4,805,975
ServiceNow Inc.(a)(b)	453,189	127,944,318
SolarWinds Corp.(a)	157,678	2,924,927
Tenable Holdings Inc.(a)	101,874	2,440,901
Teradata Corp.(a)(b)	270,304	7,236,038
TiVo Corp.	303,813	2,576,334
Varonis Systems Inc.(a)(b)	73,250	5,692,258
VMware Inc., Class A(a)(b)	189,549	28,771,643
Zscaler Inc.(a)(b)	157,440	7,320,960
Zuora Inc., Class A(a)	167,745	2,403,786

		845,632,843

Total Common Stocks — 99.8% (Cost: $2,828,679,073)		2,872,185,652

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	296,450,385	$296,568,965
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	6,021,000	6,021,000

		302,589,965

Total Short -Term Investments — 10.5% (Cost: $302,561,662)		302,589,965

Total Investments in Securities — 110.3% (Cost: $3,131,240,735)		3,174,775,617

Other Assets, Less Liabilities — (10.3)%		(297,238,837)

Net Assets — 100.0%		$2,877,536,780

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	114,415,154	182,035,231	296,450,385	$296,568,965	$451,654	(a)	$(15,677)	$2,716
BlackRock Cash Funds: Treasury, SL Agency Shares	1,662,696	4,358,304	6,021,000	6,021,000	58,941		—	—

				$302,589,965	$510,595		$(15,677)	$2,716

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Technology Index	43	03/20/20	$3,972	$56,061
Russell 2000 E-Mini	13	03/20/20	1,086	5,825

				$61,886

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Expanded Tech-Software Sector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,872,185,652	$—	$—	$2,872,185,652
Money Market Funds	302,589,965	—	—	302,589,965

	$3,174,775,617	$—	$—	$3,174,775,617

Derivative financial instruments(a)
Assets
Futures Contracts	$61,886	$—	$—	$61,886

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

NVS	Non-Voting Shares

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